DEBT (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt					$ 1,740,552,000	$ 1,592,410,000
Total US Dollar floating rate debt					1,524,995,000	1,492,056,000
Long-term Line of Credit					32,000	42,000
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement					7,631,000	10,312,000
Notes Payable, Related Parties					21,900,000
Long-term Debt, Current Maturities					120,479,000	113,076,000
Deferred finance costs, net					9,780,000	12,260,000
Long-term Debt, Excluding Current Maturities					1,610,293,000	1,467,074,000
Maturities of Long-term Debt [Abstract]
2018					120,479,000
2019					608,569,000
2020					429,908,000
2021					48,788,000
2022					158,200,000
Thereafter					374,608,000
Assets pledged [Abstract]
Vessels, net					2,476,755,000	2,342,130,000
Vessels by Name [Member]
Assets pledged [Abstract]
Vessels, net					2,475,649,000	2,341,069,000
Term loan facility, $109.2 Million [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net				$ 54,600,000
Term loan facility $328.4 million [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net				165,900,000
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount				321,600,000
Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount				110,500,000		110,500,000
Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Principal amount				$ 110,500,000
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount										$ 275,000,000.0
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					155,000,000
Loans Payable [Member]
Debt Instrument [Line Items]
Total debt					186,000,000	90,000,000
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 500,100,000.0						$ 500,100,000.0
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate		1.90%
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 60,600,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate			1.80%
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount											$ 466,500,000.0
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net							$ 192,400,000	$ 99,000,000
Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 109,200,000.0
Loans Payable [Member] | Term loan facility, $109.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate	1.90%
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount									$ 328,400,000
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net							109,000,000
Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount						321,600,000
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					32,000,000	252,700,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net						$ 55,300,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate						1.90%
Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					54,900,000	$ 54,900,000
Loans Payable [Member] | Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Principal amount						$ 110,500,000
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					54,900,000
Loans Payable [Member] | Term loan facility $110.5 million CS 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate						1.90%
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Total debt					186,000,000	$ 90,000,000
Principal amount						275,000,000.0				$ 275,000,000.0
US Dollar denominated floating rate debt [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Total debt							$ 466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Total debt					385,792,000	423,894,000
Principal amount						500,100,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Total debt					47,594,000	51,062,000
Principal amount						60,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Total debt					281,273,000	297,794,000
Principal amount						466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Debt Instrument [Line Items]
Total debt					96,353,000	102,776,000
Principal amount						109,200,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Total debt					246,079,000	261,354,000
Principal amount						328,400,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Total debt					260,108,000	246,531,000
Principal amount						321,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Total debt					51,413,000	54,483,000
Principal amount						110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Total debt					103,747,000	54,162,000
Principal amount						110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million CS 2 [Member]
Debt Instrument [Line Items]
Total debt					52,636,000	0
Ship Finance International Limited [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties					$ 21,894,000	$ 0